Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule for reconciliation of net loss per common share

	Year Ended December 31,	Year Ended December 31,
	2019	2018
Net (loss) income	$(347,357)	$287,660
Less: Income attributable to common stock subject to possible redemption	(2,943,051)	(347,852)
Adjusted net loss	$(3,290,408)	$(60,192)

Weighted average shares outstanding, basic and diluted	6,348,851	6,240,480

Basic and diluted net loss per share	$(0.52)	$(0.01)